SUBSEQUENT EVENT	1 Months Ended	9 Months Ended
	Nov. 30, 2021	Aug. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through December 17, 2021, the date that the financial statements were available to be issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 8 — SUBSEQUENT EVENT

Merger

On September 9, 2022, the Company entered into an agreement and plan of merger (the “Merger Agreement”) by and among the Company, HWH International Inc., a Nevada corporation (“HWH”) and HWH Merger Sub Inc., a Nevada corporation and a wholly owned subsidiary of the Company (“Merger Sub”). The Company and Merger Sub are sometimes referred to collectively as the “Alset Parties.” Pursuant to the Merger Agreement, a business combination between the Company and HWH will be effected through the merger of Merger Sub with and into HWH, with HWH surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). Upon the closing of the Merger (the “Closing”), it is anticipated that the Company will change its name to “HWH International Inc.” The board of directors of the Company has (i) approved and declared advisable the Merger Agreement, the Ancillary Agreements (as defined in the Merger Agreement) and the transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the stockholders of the Company.

HWH is owned and controlled by certain member officers and directors of the Company and its sponsor. The Merger is expected to be consummated in the fourth quarter of 2022, following the receipt of the required approval by the stockholders of the Company and the shareholder of HWH and the satisfaction of certain other customary closing conditions.

The total consideration to be paid at Closing (the “Merger Consideration”) by the Company to the HWH shareholders will be $125,000,000, and will be payable in shares of Class A common stock, par value $0.0001 per share, of the Company (“Company Common Stock”). The number of shares of the Company Common Stock to be paid to the shareholders of HWH as Merger Consideration will be 12,500,000, with each share being valued at $10.00. All cash proceeds remaining in the trust will be used to pay transaction costs and as growth capital for HWH.